Supplementry Financial Statement Information (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss for the year, as reported, attributable to shareholders (in Dollars)	$ (1,581)		$ (5,328)		$ (9,740)	$ (11,092)	$ (11,017)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year	2,941,377	[1]	1,749,876	[1]	1,936,831	1,462,776	1,193,447
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	568,951		15,266		15,266
Denominator for basic loss per share - weighted number of Ordinary Shares	3,510,328		1,765,142		1,952,097	1,462,776	1,193,447
Basic loss per Ordinary Share (in dollars) (in Dollars per share)	$ (0.45)		$ (3.02)		$ (4.99)	$ (7.58)	$ (9.23)

[1]	Including the equivalent of the weighted average number of fully vested restricted shares granted during the period of six month ended June 30, 2024 (see Note 5B) of 55,202 shares, that were formally issued subsequent to June 30, 2024).